Alexandra Oprescu
(415)-315-2334
alexandra.oprescu@ropesgray.com
March 3, 2009
ELECTRONIC SUBMISSION—VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Pre-Effective Amendment No. 2 to Registration Statement on Form N-14 of the Highland Credit Strategies Fund (the “Registrant”) (File No. 333-156464)
Ladies and Gentlemen:
     On behalf of the Registrant, we are filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 2 (the “Pre-Effective Amendment”), with exhibits, to the Registration Statement on Form N-14, that was filed on December 24, 2008 and amended March 2, 2009. The Pre-Effective Amendment relates to the proposed merger of Highland Distressed Opportunities, Inc. (“Acquired Fund”) with and into HCF Acquisition LLC (“Merger Sub”), a Delaware limited liability company to be organized as a wholly owned subsidiary of Highland Credit Strategies Fund (“Acquiring Fund”), followed by the subsequent liquidation and dissolution of Merger Sub (collectively, the “Reorganization”). We will file an acceleration request on behalf of the Acquiring Fund separately.
     The Prospectus/Proxy Statement that constitutes Part A of the Pre-Effective Amendment will be used in connection with a meeting of stockholders of the Acquired Fund at which the stockholders will be asked to vote on the Reorganization. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting, currently scheduled to take place in April 2009.
     Please direct any comments or questions on the enclosed materials to the undersigned at (415)-315-2334.

Very truly yours,
/s/ Alexandra Oprescu
Alexandra Oprescu